Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
July 31, 2024
GCS-NPRT3-0924
1.879385.115
Common Stocks - 99.5%
	Shares	Value ($)
Chemicals - 5.8%
Fertilizers & Agricultural Chemicals - 5.8%
CF Industries Holdings, Inc.	88,000	6,722,320
Corteva, Inc.	319,800	17,940,780
FMC Corp.	171,500	10,008,740
Nutrien Ltd.	387,583	19,878,139
OCI NV	148,800	3,583,113
		58,133,092
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Centuri Holdings, Inc.	94,400	1,558,544
Construction Materials - 0.6%
Construction Materials - 0.6%
Ultratech Cement Ltd.	45,700	6,488,228
Containers & Packaging - 1.4%
Paper & Plastic Packaging Products & Materials - 1.4%
Billerud AB	332,200	3,343,962
Smurfit Westrock PLC (a)	232,700	10,323,580
		13,667,542
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
GrafTech International Ltd.	683,684	525,138
Energy Equipment & Services - 6.6%
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (b)	75,100	1,233,142
Oil & Gas Equipment & Services - 6.5%
Archrock, Inc.	365,900	7,585,107
Bristow Group, Inc. (b)	106,800	4,053,060
DOF Group ASA (b)	2,660,500	27,530,150
Kodiak Gas Services, Inc.	706,200	20,373,870
Tidewater, Inc. (b)	53,600	5,304,256
		64,846,443
TOTAL ENERGY EQUIPMENT & SERVICES		66,079,585
Food Products - 10.8%
Agricultural Products & Services - 5.4%
Archer Daniels Midland Co.	870,700	53,992,107
Packaged Foods & Meats - 5.4%
JBS SA (b)	5,139,800	30,641,701
Lamb Weston Holdings, Inc.	186,100	11,169,722
The J.M. Smucker Co.	54,300	6,404,685
Tyson Foods, Inc. Class A	95,300	5,803,770
		54,019,878
TOTAL FOOD PRODUCTS		108,011,985
Metals & Mining - 30.2%
Aluminum - 0.2%
Alcoa Corp. (a)	65,200	2,154,208
Copper - 3.3%
ERO Copper Corp. (b)	485,240	9,489,356
First Quantum Minerals Ltd.	1,970,571	24,120,994
		33,610,350
Diversified Metals & Mining - 9.9%
Anglo American PLC (United Kingdom)	527,300	15,985,795
BHP Group Ltd. (London) (a)	794,410	21,905,894
Eramet SA	46,200	3,927,496
Sigma Lithium Corp. (a)(b)	509,600	5,569,928
Sumitomo Metal Mining Co. Ltd.	106,600	3,250,671
Teck Resources Ltd. Class B (sub. vtg.)	989,400	48,500,773
		99,140,557
Gold - 6.7%
Alamos Gold, Inc.	592,600	10,099,502
Franco-Nevada Corp.	122,971	15,846,884
Wheaton Precious Metals Corp.	683,400	40,860,950
		66,807,336
Precious Metals & Minerals - 4.0%
Anglo American Platinum Ltd. (a)	125,812	4,883,444
Impala Platinum Holdings Ltd.	1,786,000	9,175,060
Northam Platinum Holdings Ltd.	3,367,100	26,374,769
		40,433,273
Steel - 6.1%
Champion Iron Ltd. (a)	5,246,300	22,077,285
Reliance, Inc.	90,600	27,593,136
Tata Steel Ltd.	5,640,900	11,138,594
		60,809,015
TOTAL METALS & MINING		302,954,739
Oil, Gas & Consumable Fuels - 33.8%
Coal & Consumable Fuels - 0.9%
Alliance Resource Partners LP	219,000	5,431,200
Coal India Ltd.	611,200	3,811,979
		9,243,179
Integrated Oil & Gas - 18.8%
Cenovus Energy, Inc. (Canada)	2,364,000	47,634,433
Exxon Mobil Corp.	602,100	71,403,037
Petroleo Brasileiro SA - Petrobras (ON)	539,500	3,872,546
Shell PLC (London)	1,792,573	65,364,175
		188,274,191
Oil & Gas Exploration & Production - 9.3%
Antero Resources Corp. (b)	1,190,412	34,545,756
Canadian Natural Resources Ltd.	838,200	29,760,304
Mach Natural Resources LP (a)	513,267	9,880,390
MEG Energy Corp.	929,500	19,261,214
		93,447,664
Oil & Gas Storage & Transportation - 4.8%
Energy Transfer LP	1,559,300	25,369,811
Keyera Corp.	95,500	2,694,184
Plains GP Holdings LP Class A	784,400	14,982,040
Targa Resources Corp.	41,300	5,587,064
		48,633,099
TOTAL OIL, GAS & CONSUMABLE FUELS		339,598,133
Paper & Forest Products - 10.1%
Forest Products - 4.2%
Interfor Corp. (a)(b)	1,052,200	13,816,960
Svenska Cellulosa AB SCA (B Shares)	895,300	12,172,308
West Fraser Timber Co. Ltd.	186,500	16,538,004
		42,527,272
Paper Products - 5.9%
Mondi PLC	196	3,831
Stora Enso Oyj (R Shares)	1,109,400	13,855,480
Suzano SA	944,000	8,989,125
UPM-Kymmene Corp.	1,099,400	36,325,377
		59,173,813
TOTAL PAPER & FOREST PRODUCTS		101,701,085
TOTAL COMMON STOCKS (Cost $842,739,580)		998,718,071

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	5,004,683	5,005,684
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	39,433,087	39,437,031
TOTAL MONEY MARKET FUNDS (Cost $44,442,715)		44,442,715

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $887,182,295)	1,043,160,786
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(39,350,600)
NET ASSETS - 100.0%	1,003,810,186

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,510,122	238,969,744	243,474,360	199,245	178	-	5,005,684	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,678,557	402,274,481	379,516,007	416,155	-	-	39,437,031	0.2%
Total	26,188,679	641,244,225	622,990,367	615,400	178	-	44,442,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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